SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of vendors	2	3
Inventory, percentage	40.00%	100.00%